BUSINESS COMBINATION (Summary of Fair Values of Assets Acquired and Liabilities) (Details) € in Thousands, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Jul. 17, 2017 USD ($)	Jul. 17, 2017 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)
Goodwill				¥ 260,366			$ 40,018		¥ 160,438
Multi Group [Member]
Others				55,159			8,478	€ 7,116
Total identifiable assets acquired				298,553			45,887	38,516
Deferred tax liabilities				(9,023)			(1,694)	(1,164)
Other current liabilities				(11,022)			(1,387)	(1,422)
Total liabilities assumed				(20,045)			(3,081)	(2,586)
Net identifiable assets acquired				278,508			42,805	35,930
Noncontrolling interests	[1]			22,595			3,473	2,915
Total Consideration		$ 59,900	€ 49,800	385,662	$ 59,275	€ 49,754
Goodwill				129,749			19,943	16,739
License [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles				¥ 150,377			23,113	19,400
Amortization Years				10 years	10 years	10 years
Brand name [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles				¥ 86,041			13,224	11,100
Amortization Years				10 years	10 years	10 years
Software [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles				¥ 6,976			$ 1,072	€ 900
Amortization Years				5 years	5 years	5 years

[1]	In accordance with the acquisition agreement, the Group is obligated to purchase the remaining 7% equity interest of The Multi Group at the option of the non-controlling shareholder, which is outside the control of the Group (upon the occurrence of an event that is not solely within the control of the issuer). As such, the noncontrolling interest relating to this portion of put options is presented as redeemable noncontrolling interest in mezzanine equity and be initially measured at its fair value in accordance with ASC 480-10-S99-3A.